Summary of Significant Accounting Policies - Convenience translation & Investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Letters of guarantee
Convenience translation
Net carrying amount	¥ 3,872,460	$ 553,754	¥ 3,670,176
United States of America, Dollars
Convenience translation
Convenience translation rate (USD to RMB)	1	1
China, Yuan Renminbi
Convenience translation
Convenience translation rate (USD to RMB)	6.9931	6.9931